As filed with the Securities and Exchange Commission on September 24, 2009
                                                    1933 Act File No: 333-109762
                                                     1940 Act File No: 811-10463

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.                                    [  ]

Post-Effective Amendment No. 13                                [X ]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 19                                               [X ]

                        (Check appropriate box or boxes.)

                            JNLNY Separate Account IV
                           (Exact Name of Registrant)

               Jackson National Life Insurance Company of New York
                               (Name of Depositor)

                2900 Westchester Avenue, Purchase, New York 10577
              (Address of Depositor's Principal Executive Offices)

                                 (888) 367-5651
              Depositor's Telephone Number, including Area Code:

                              Thomas J. Meyer, Esq.
              Senior Vice President, Secretary and General Counsel
                     Jackson National Life Insurance Company
                                 1 Corporate Way
                                Lansing, MI 48951
                     (Name and Address of Agent for Service)

                                With a Copy to:
                            Anthony L. Dowling, Esq.
                    Jackson National Life Insurance Company
                                1 Corporate Way
                               Lansing, MI 48951


It is proposed that this filing will become effective (check appropriate box):


___  immediately upon filing pursuant to paragraph (b).
_X_  on September 28, 2009, pursuant to paragraph (b).
___  60 days after filing pursuant to paragraph (a)(1).
___  on (date) pursuant to paragraph (a)(1) of Rule 485.


If appropriate, check the following box:

____ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: the variable portion of Flexible Premium Fixed and Variable Deferred Annuity contracts.

EXPLANATORY NOTE: This Amendment supplements the prospectus. Part C is also amended as indicated. The amendment does not otherwise delete, amend, or supersede any other information in the registration statement, as previously amended, including exhibits and undertakings. Accordingly, Parts A and B of Post-Effective Amendment No. 12 as filed on April 2, 2009 (Accession No. 0001119482-09-000014), as thereafter supplemented, are hereby incorporated by reference.

                       Supplement dated September 28, 2009
                    To The Prospectus Dated April 6, 2009 For

                           PERSPECTIVE INVESTOR VUL(R)

                                    Issued By

             JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK(R)
                        Through JNLNY SEPARATE ACCOUNT IV

This supplement updates the prospectus. Please read and keep it together with your copy of the prospectus for future reference.

--------------------------------------------------------------------------------
*    On the first page, please replace the second paragraph with the following.

     The policies currently offer 46 allocation options, including 45 variable investment options, each of which is an Investment Division of Jackson National Separate Account IV and our Fixed Account. Each Investment Division invests exclusively in shares of one of the portfolios of JNL(R) Series Trust or JNL Variable Fund LLC.

--------------------------------------------------------------------------------
*    Please note the following fund merger:

JNL Series Trust

     JNL/PPM America Core Equity Fund merged into the JNL/Mellon Capital Management S&P 500 Index Fund

*    Also please note the following fund name change.

JNL Series Trust

     JNL/T. Rowe Price Short-Term Bond Fund (formerly JNL/Goldman Sachs Short Duration Bond Fund)

More information about the above changes is available in the respective prospectus (and supplements) of the JNL Series Trust.

--------------------------------------------------------------------------------
* Under CHARGES ASSESSED AGAINST THE PORTFOLIOS, under Individual Underlying Mutual Fund Company Annual Expenses, please add the following funds:


--------------------------------------------------------- ---------------- ---------- ------------ --------------- --------------

           Individual Underlying Mutual Fund                                                       Acquired Fund
                Company Annual Expenses                                                               Fees and     Total Annual
        (as a percentage of average net assets)                             Service                  Expenses C     Underlying
                                                          Management and   (12b-1)       Other                      Mutual Fund
                       Fund Name                            Admin Fee A       Fee     Expenses B                     Expenses
--------------------------------------------------------- ---------------- ---------- ------------ --------------- --------------
--------------------------------------------------------- ---------------- ---------- ------------ --------------- --------------
JNL/T. Rowe Price Short-Term Bond                              0.54%         0.00%       0.00%         0.02%           0.56%
--------------------------------------------------------- ---------------- ---------- ------------ --------------- --------------

--------------------------------------------------------------------------------
* Under CHARGES ASSESSED AGAINST THE PORTFOLIOS, under Individual Underlying Mutual Fund Company Annual Expenses, please delete the following funds from the Fund Operating Expenses Chart:

     JNL/Goldman Sachs Short Duration Bond Fund
     JNL/PPM America Core Equity Fund

--------------------------------------------------------------------------------
* Under CHARGES ASSESSED AGAINST THE PORTFOLIOS, under Individual Underlying Mutual Fund Company Annual Expenses, please delete the second paragraph in footnote A in its entirety and replace it with the following:

     The JNL/AIM Global Real Estate Fund, JNL/AIM International Growth Fund, JNL/Capital Guardian Global Diversified Research Fund, JNL/Capital Guardian Global Balanced Fund, JNL/JPMorgan International Value Fund, JNL/Lazard Emerging Markets Fund, JNL/Oppenheimer Global Growth Fund, and all of the JNL/Mellon Capital Management Funds except the JNL/Mellon Capital Management S&P 500 Index Fund, JNL/Mellon Capital Management S&P 400 MidCap Index Fund, JNL/Mellon Capital Management Small Cap Index Fund, and JNL/Mellon Capital Management Bond Index Fund pay an administrative fee of 0.15%.

--------------------------------------------------------------------------------
* Under THE SEPARATE ACCOUNT, with the JNL Series Trust, please add the following information about the newly available fund.

--------------------------------------------------------------------------------
JNL/T. Rowe Price Short-Term Bond Fund
     Jackson National Asset Management, LLC (and T. Rowe Price Associates, Inc.)

          Seeks a high level of income consistent with minimal fluctuation in principal value and liquidity by investing in a diversified portfolio of short- and intermediate-term investment-grade corporate, government, and mortgage-backed securities. The Fund may also invest in bank obligations, collateralized mortgage obligations, and foreign securities. Normally, the Fund will invest at least 80% of its net assets in bonds. The Fund's average effective maturity will not exceed three years. The Fund will only purchase securities that are rated within the four highest credit categories (e.g. AAA, AA, A, BBB, or equivalent) by at least one nationally recognized credit rating agency or, if unrated, deemed to be of comparable quality by the Sub-Adviser.

--------------------------------------------------------------------------------
* Under THE SEPARATE ACCOUNT, with the JNL Series Trust, please delete the disclosure language regarding the following unavailable funds:

         JNL/Goldman Sachs Short Duration Bond Fund
         JNL/PPM America Core Equity Fund

--------------------------------------------------------------------------------
* Under FEDERAL TAX CONSIDERATIONS, with the subsection entitled "Owner Control," please replace the second sentence of the second paragraph with the following.

          The first difference is that the policy in the Revenue Ruling provided only 12 investment options with the insurance company having the ability to add an additional eight options whereas our policy offers 45 Investment Divisions and at least one Fixed Account.

--------------------------------------------------------------------------------
*    Under APPENDIX C, please insert the following:

THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND IS NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY MSCI INC. ("MSCI"), ANY OF ITS AFFILIATES, ANY OF ITS INFORMATION PROVIDERS OR ANY OTHER THIRD PARTY INVOLVED IN, OR RELATED TO, COMPILING, COMPUTING OR CREATING ANY MSCI INDEX (COLLECTIVELY, THE "MSCI PARTIES"). THE MSCI INDEXES ARE THE EXCLUSIVE PROPERTY OF MSCI. MSCI AND THE MSCI INDEX NAMES ARE SERVICE MARK(S) OF MSCI OR ITS AFFILIATES AND HAVE BEEN LICENSED FOR USE FOR CERTAIN PURPOSES BY JACKSON NATIONAL ASSET MANAGEMENT, LLC. NONE OF THE MSCI PARTIES MAKES ANY REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND OR ANY OTHER PERSON OR ENTITY REGARDING THE ADVISABILITY OF INVESTING IN FUNDS GENERALLY OR IN THE JNL/MELLON CAPITAL
MANAGEMENT INTERNATIONAL INDEX FUND PARTICULARLY OR THE ABILITY OF ANY MSCI INDEX TO TRACK CORRESPONDING STOCK MARKET PERFORMANCE. MSCI OR ITS AFFILIATES ARE THE LICENSORS OF CERTAIN TRADEMARKS, SERVICE MARKS AND TRADE NAMES AND OF THE MSCI INDEXES WHICH ARE DETERMINED, COMPOSED AND CALCULATED BY MSCI WITHOUT REGARD TO THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND OR THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND OR ANY OTHER PERSON OR ENTITY. NONE OF THE MSCI PARTIES HAS ANY OBLIGATION TO TAKE THE NEEDS OF THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND OR ANY OTHER PERSON OR ENTITY INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE MSCI INDEXES. NONE OF THE MSCI PARTIES IS RESPONSIBLE FOR OR HAS PARTICIPATED IN THE DETERMINATION OF THE TIMING OF, PRICES AT, OR QUANTITIES OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND TO BE ISSUED OR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY OR THE CONSIDERATION INTO WHICH THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND IS REDEEMABLE. FURTHER, NONE OF THE MSCI PARTIES HAS ANY OBLIGATION OR LIABILITY TO THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND OR ANY OTHER PERSON OR ENTITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR OFFERING OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND.

ALTHOUGH MSCI SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE MSCI INDEXES FROM SOURCES THAT MSCI CONSIDERS RELIABLE, NONE OF THE MSCI PARTIES WARRANTS OR GUARANTEES THE ORIGINALITY, ACCURACY AND/OR THE COMPLETENESS OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND, OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES SHALL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS OF OR IN CONNECTION WITH ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. FURTHER, NONE OF THE MSCI PARTIES MAKES ANY EXPRESS OR IMPLIED WARRANTIES OF ANY KIND, AND THE MSCI PARTIES HEREBY EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY AND FITNESS FOR A PARTICULAR PURPOSE, WITH RESPECT TO EACH MSCI INDEX AND ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL ANY OF THE MSCI PARTIES HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.



(To be used with NV5825 04/09)                                   NMU4025NY 09/09

                                     PART C

                                OTHER INFORMATION

ITEM 26.  EXHIBITS

(a) Resolution of Board of Directors of Jackson National Life Insurance Company of New York authorizing the establishment of JNLNY Separate Account IV, incorporated by reference to Registrant's Registration Statement on Form N-4 (File Nos. 333-86933 and 811-09577) as filed on September 10, 1999.

(b)  Not applicable.

(c) (1) Distribution Agreement between Jackson National Life Insurance Company of New York and Jackson National Life Distributors, Inc., incorporated by reference to Registrant's Registration Statement on Form N-6 (File Nos. 333-108433 and 811-09933) as filed on October 17, 2003.

     (2)  Form of Selling  Agreement,  incorporated by reference to Registrant's
          Registration   Statement  on  Form  N-6  (File  Nos.   333-108433  and
          811-09933) as filed on October 17, 2003.

(d) (1) Form of Flexible Premium Variable Life Insurance Policy, incorporated by reference to Registrant's Registration Statement on Form N-6
          (File Nos. 333-108433 and 811-09933) as filed on October 17, 2003.

     (2)  Form  of  Child   Insurance   Rider,   incorporated  by  reference  to
          Registrant's Registration Statement on Form N-6 (File Nos. 333-108433 and 811-09933) as filed on October 17, 2003.

     (3) Form of Guaranteed Minimum Death Benefit Rider, incorporated by reference to Registrant's Registration Statement on Form N-6 (File Nos. 333-108433 and 811-09933) as filed on October 17, 2003.

     (4)  Form of Other Insured Term Insurance Rider,  incorporated by reference
          to  Registrant's   Registration  Statement  on  Form  N-6  (File  Nos.
          333-108433 and 811-09933) as filed on October 17, 2003.

     (5)  Form of Waiver of Monthly Deductions Rider,  incorporated by reference
          to  Registrant's   Registration  Statement  on  Form  N-6  (File  Nos.
          333-108433 and 811-09933) as filed on October 17, 2003.

     (6) Form of Waiver of Specified Premium, incorporated by reference to Registrant's Registration Statement on Form N-6 (File Nos. 333-108433 and 811-09933) as filed on October 17, 2003.

     (7) Form of Terminal Illness Benefit Rider, incorporated by reference to Registrant's Registration Statement on Form N-6 (File Nos. 333-108433 and 811-09933) as filed on October 17, 2003.

     (8) Form of Loan Endorsement, incorporated by reference to Registrant's Post-Effective Amendment No. 3 (File Nos. 333-109762 and 811-10463) as filed on October 27, 2004.

(e)  (1)  Specimen  Application,   incorporated  by  reference  to  Registrant's
          Registration   Statement  on  Form  N-6  (File  Nos.   333-108433  and
          811-09933) as filed on October 17, 2003.

     (2)  Specimen  Supplemental  Application,   incorporated  by  reference  to
          Registrant's Post-Effective Amendment No. 3 (File Nos. 333-109762 and 811-10463) as filed on October 27, 2004.

(f) (1) Declaration and Charter of First Jackson National Life Insurance Company, incorporated by reference to Registrant's Registration Statement on Form N-4 (File Nos. 333-86933 and 811-09577) as filed on September 10, 1999.

     (2) Certificate of Amendment of Charter of First Jackson National Life Insurance Company, incorporated by reference to Registrant's Registration Statement on Form S-6 (File Nos. 333-67902 and 811-10463) as filed on or about August 8, 2001.

     (3) Bylaws of First Jackson National Life Insurance Company, incorporated by reference to Registrant's Registration Statement on Form N-4 (File Nos. 333-86933 and 811-09577) as filed on September 10, 1999.

(g) (1) Reinsurance Agreement between Jackson National Life Insurance Company of New York and RGA Reinsurance Company, incorporated by reference to Registrant's Post-Effective Amendment No. 6 (File Nos. 333-109762 and 811-10463) as filed on April 28, 2006.

     (2) Reinsurance Agreement between Jackson National Life Insurance Company of New York and Transamerica Financial Life Insurance Company, incorporated by reference to Registrant's Post-Effective Amendment No. 6 (File Nos. 333-109762 and 811-10463) as filed on April 28, 2006.

     (3) Reinsurance Agreement between Jackson National Life Insurance Company of New York and Security Life of Denver Insurance Company, incorporated by reference to Registrant's Post-Effective Amendment No. 6 (File Nos. 333-109762 and 811-10463) as filed on April 28, 2006.

(h)  Not applicable.

(i)  Not applicable.

(j)  Not applicable.

(k)  Legal Opinion and Consent of Counsel, attached hereto.

(l) (1) Actuarial Opinion, incorporated by reference to Registrant's Post-Effective Amendment No. 1 filed on December 30, 2003 (File Nos. 333-86933 and 811-09577).

(l) (2) Actuarial Opinion, incorporated by reference to Registrant's Post-Effective Amendment No. 10 filed on March 26, 2008 (File Nos. 333-86933 and 811-09577).

(l) (3) Actuarial Opinion, incorporated by reference to Registrant's Post-Effective Amendment No. 12 filed on April 2, 2009 (File Nos. 333-86933 and 811-09577).

(m) (1) Sample Calculations, incorporated by reference to Registrant's Post-Effective Amendment No. 1 filed on December 30, 2003 (File Nos. 333-86933 and 811-09577).

(m) (2) Sample Calculations, incorporated by reference to Registrant's Post-Effective Amendment No. 8 filed on April 27, 2007 (File Nos. 333-86933 and 811-09577).

(m) (3) Sample Calculations, incorporated by reference to Registrant's Post-Effective Amendment No. 10 filed on March 26, 2008 (File Nos. 333-86933 and 811-09577).

(n)  Consent of Independent Registered Public Accounting Firm, attached hereto.

(o)  Not applicable.

(p)  Not applicable.

(q) Redeemability Exemption, incorporated by reference to Registrant's Post-Effective Amendment No. 1 filed on December 30, 2003 (File Nos. 333-86933 and 811-09577).

ITEM 27. DIRECTORS AND OFFICERS OF THE DEPOSITOR

Name and Principal Business Address       Positions and Offices with Depositor

Donald B. Henderson, Jr.                  Director
4A Rivermere Apartments
Bronxville, NY 10708

David L. Porteous                         Director
20434 Crestview Drive
Reed City, MI 49777

Donald T. DeCarlo                         Director
200 Manor Road
Douglaston, New York 11363

Gary H. Torgow                            Director
220 West Congress
Detroit, MI 48226-3213

John C. Colpean                           Director
1640 Haslett Road, Suite 160
Haslett, MI 48840

Richard D. Ash                            Vice President, Actuary & Appointed
1 Corporate Way                           Actuary
Lansing, MI 48951

John B. Banez                             Vice President
1 Corporate Way
Lansing, MI 48951

James P. Binder                           Senior Vice President & Treasurer
1 Corporate Way
Lansing, MI 48951

John H. Brown                             Vice President & Director
1 Corporate Way
Lansing, MI 48951

Joseph Mark Clark                         Vice President
1 Corporate Way
Lansing, MI 48951

Marianne Clone                            Vice President & Director
1 Corporate Way
Lansing, MI 48951

James B. Croom                            Vice President
1 Corporate Way
Lansing, MI 48951

George D. Daggett                         Illustration Officer
7601 Technology Way
Denver, CO 80237

Lisa C. Drake                             Senior Vice President - Chief Actuary
1 Corporate Way
Lansing, MI 48951

Phillip Brian Eaves                       Vice President
1 Corporate Way
Lansing, MI 48951

Robert A. Fritts                          Senior Vice President & Controller
1 Corporate Way
Lansing, MI 48951

James D. Garrison                         Vice President
1 Corporate Way
Lansing, MI 48951

Julia A. Goatley                          Vice President, Assistant Secretary &
1 Corporate Way                           Director
Lansing, MI 48951

Clifford S. Hale, M.D.                    Vice President
1 Corporate Way
Lansing, MI 48951

Laura L. Hanson                           Vice President
1 Corporate Way
Lansing, MI 48951

Andrew B. Hopping                         Executive Vice President, Chief
1 Corporate Way                           Financial Officer, Chairman of the
Lansing, MI 48951                         Board, & Director

Stephen A. Hrapkiewicz, Jr.               Senior Vice President
1 Corporate Way
Lansing, MI 48951

Clifford J. Jack                          Executive Vice President & Chief
7601 Technology Way                       Distribution Officer
Denver, CO 80237

Everett W. Kunzelman                      Vice President
1 Corporate Way
Lansing, MI 48951

Clark P. Manning, Jr.                     President & Chief Executive Officer
1 Corporate Way
Lansing, MI 48951

Herbert G. May III                        Chief Administrative Officer &
275 Grove St Building 2                   Director
4th floor
Auburndale, MA 02466

Thomas J. Meyer                           Senior Vice President, General
1 Corporate Way                           Counsel, Secretary & Director
Lansing, MI 48951

Keith R. Moore                            Vice President
1 Corporate Way
Lansing, MI 48951

P. Chad Myers                             Senior Vice President
1 Corporate Way
Lansing, MI 48951

J. George Napoles                         Executive Vice President & Chief
1 Corporate Way                           Information Officer
Lansing, MI 48951

Mark D. Nerud                             Vice President
225 W. Wacker Drive
Suite 1200
Chicago, IL 60606

Timothy J. Padot                          Vice President
1 Corporate Way
Lansing, MI 48951

Russell E. Peck                           Vice President & Director
1 Corporate Way
Lansing, MI 48951

Laura L. Prieskorn                        Vice President
1 Corporate Way
Lansing, MI 48951

Greg B. Salsbury                          Vice President & Director
7601 Technology Way
Denver, CO 80237

William R. Schulz                         Vice President
1 Corporate Way
Lansing, MI 48951

Kathleen M. Smith                         Vice President
1 Corporate Way
Lansing, MI 48951

James R. Sopha                            Executive Vice President
1 Corporate Way
Lansing, MI 48951

Heather R. Strang                         Vice President
1 Corporate Way
Lansing, MI 48951

Robert M. Tucker, Jr.                     Vice President
1 Corporate Way
Lansing, MI 48951

Eamon J. Twomey                           Vice President
1 Corporate Way
Lansing, MI 48951

Michael A. Wells                          Chief Operating Officer
401 Wilshire Blvd.
Suite 1200
Santa Monica, CA 90401

ITEM 28. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

Company                      State of Organization      Control/Ownership          Business Principal

Alcona Funding LLC           Delaware                   100% Jackson National      Investment Related
                                                        Life Insurance Company     Company

Berrien Funding LLC          Delaware                   100% Jackson National      Investment Related
                                                        Life Insurance Company     Company

Brooke GP                    Delaware                   99% Brooke (Holdco 1)      Holding Company
                                                        Inc.                       Activities

                                                        1% Brooke (Holdco 2)
                                                        Inc.

Brooke LLC                   Delaware                   77% Prudential (US         Holding Company
                                                        Holdco 2) Limited          Activities

                                                        23% Brooke (Jersey)
                                                        Limited

Brooke (Holdco 1) Inc.       Delaware                   100% Prudential (US        Holding Company
                                                        Holdco 3) BV               Activities

Brooke (Holdco 2) Inc.       Delaware                   100% Brooke (Holdco 1)     Holding Company
                                                        Inc.                       Activities

Brooke Holdings LLC          Delaware                   100% Nicole Finance        Holding Company
                                                        Inc.                       Activities

Brooke Holdings (UK)         United Kingdom             100% Brooke GP             Holding Company
Limited                                                                            Activities

Brooke Investment, Inc.      Delaware                   100% Brooke Holdings       Investment Related
                                                        LLC                        Company

Brooke Life Insurance        Michigan                   100% Brooke Holdings       Life Insurance
Company                                                 LLC

Brooke (Jersey) Limited      United Kingdom             100% Prudential (US        Holding Company
                                                        Holdco 2) Limited          Activities

Calhoun Funding LLC          Delaware                   100% Jackson National      Investment Related
                                                        Life Insurance Company     Company

Curian Capital, LLC          Michigan                   100% Jackson National      Registered Investment
                                                        Life Insurance Company     Advisor

Curian Clearing LLC          Michigan                   100% Jackson National      Broker/Dealer
(formerly, BH Clearing                                  Life Insurance Company
LLC)

GCI Holding Corporation      Delaware                   75.8% Jackson National     Holding Company/
                                                        Life Insurance Company     Jackson Investment

Hermitage Management, LLC    Michigan                   100% Jackson National      Advertising Agency
                                                        Life Insurance Company

Holborn Delaware LLC         Delaware                   100% Prudential Four       Holding Company
                                                        Limited                    Activities

Horizon Capital   Delaware                              35.8% Jackson National     Jackson Investment
Partners I, L.P.                                        Life Insurance Company

IFC Holdings, Inc.           Delaware                   100% National Planning     Broker/Dealer and
d/b/a INVEST Financial                                  Holdings Inc.              Investment Adviser
Corporation

Investment Centers of        North Dakota               100% IFC Holdings, Inc.    Broker/Dealer and
America, Inc.                                                                      Investment Adviser

JNL Investors Series Trust   Massachusetts              100% Jackson National      Investment Company
                                                        Life Insurance Company

Jackson Investment           Michigan                   100% Brooke Holdings       Investment Adviser
Management LLC                                          LLC

Jackson National Asset       Michigan                   100% Jackson National      Investment Adviser and
Management, LLC                                         Life Insurance Company     Transfer Agent

Jackson National Life        Bermuda                    100% Jackson National      Life Insurance
(Bermuda) Ltd.                                          Life Insurance Company

Jackson National Life        Delaware                   100% Jackson National      Advertising/Marketing
Distributors LLC                                        Life Insurance Company     Corporation and
                                                                                   Broker/Dealer

Jackson National Life        New York                   100% Jackson National      Life Insurance
Insurance Company                                       Life Insurance Company
of New York

JNLI LLC                     Delaware                   100% Jackson National      Tuscany Notes
                                                        Life Insurance Company

JNL Series Trust             Massachusetts              Common Law Trust with      Investment Company
                                                        contractual association
                                                        with Jackson National
                                                        Life Insurance Company
                                                        of New York

JNL Southeast Agency LLC     Michigan                   100% Jackson National      Insurance Agency
                                                        Life Insurance Company

JNL Variable Fund LLC        Delaware                   100% Jackson National      Investment Company
                                                        Separate Account - I

JNLNY Variable Fund I LLC    Delaware                   100% JNLNY Separate        Investment Company
                                                        Account I

Maple Road Warehouse, LLC    Delaware                   100% Jackson National      Jackson Investment
                                                        Life Insurance Company

Mercantile Capital           Delaware                   37.7% Jackson National     Jackson Investment
Partners I, L.P.                                        Life Insurance Company

Mercantile Equity I          Delaware                   99% Jackson National       Jackson Investment
LP                                                      Life Insurance Company

Mercantile Equity III        Delaware                   99% Jackson National       Jackson Investment
LP                                                      Life Insurance Company

National Planning            Delaware                   100% National Planning     Broker/Dealer and
Corporation                                             Holdings, Inc.             Investment Adviser

National Planning            Delaware                   100% Brooke Holdings       Holding Company
Holdings, Inc.                                          LLC                        Activities

Nicole Finance Inc.          Delaware                   100% Brooke GP             Holding Company
                                                                                   Activities

PGDS (US One) LLC            Delaware                   100% Jackson National      Holding Company
                                                        Life Insurance Company     Activities

PGDS (US Two) LLC            Delaware                   100% PGDS (US One) LLC     Holding Company
                                                                                   Activities

Piedmont CDO Trust           Delaware                   100% Piedmont Funding LLC  Investment Company
                                                                                   (Piedmont Notes)

Piedmont Funding LLC         Delaware                   100% Jackson National      Investment Related
                                                        Life Insurance Company     Company

PPM America Private          Delaware                   54.54% Jackson National    Jackson Investment
Equity Fund LP                                          Life Insurance Company

PPM America Private          Delaware                   50% Jackson National       Jackson Investment
Equity Fund II, LP                                      Life Insurance Company

PPM America Private          Delaware                   50% Jackson National       Jackson Investment
Equity Fund III, LP                                     Life Insurance Company

PPM Holdings, Inc.           Delaware                   100% Brooke Holdings       Holding Company
                                                        LLC                        Activities

Prudential plc               United Kingdom             Publicly Traded            Financial Institution

Prudential Corporation       United Kingdom             100% Prudential Holdings   Holding Company
Holdings, Limited                                       Limited                    Activities

Prudential Holdings          Scotland                   100% Prudential plc        Holding Company
Limited                                                                            Activities

Prudential Four Limited      United Kingdom             98% Prudential             Holding Company
                                                        Corporation Holdings,      Activities
                                                        Limited

                                                        2% Prudential plc

Prudential                   Netherlands                100% Prudential (US        Holding Company
(US Holdco 1) BV                                        Holdco 1) Limited          Activities

Prudential                   Netherlands                100% Prudential (US        Holding Company
(US Holdco 2) BV                                        Holdco 1) BV               Activities

Prudential                   Netherlands                100% Prudential (US        Holding Company
(US Holdco 3) BV                                        Holdco 2) BV               Activities

Prudential                   United Kingdom             76.72% Brooke LLC          Holding Company
(US Holdco 1) Limited                                                              Activities
                                                        23.28% Prudential Four
                                                        Limited

Prudential                   Gibraltar                  100% Holborn Delaware      Holding Company
(US Holdco 2) Limited                                   LLC                        Activities

SII Investments, Inc.        Wisconsin                  100% National Planning     Broker/Dealer and
                                                        Holdings, Inc.             Investment Adviser

Squire Reassurance           Michigan                   100% Jackson National      Special Purpose
Company LLC                                             Life Insurance             Financial Captive
                                                        Company                    Insurance Company

Squire Capital I LLC         Michigan                   100% Jackson National      Investment Related
                                                        Life Insurance             Company
                                                        Company

Squire Capital II LLC        Michigan                   100% Jackson National      Investment Related
                                                        Life Insurance             Company
                                                        Company

The Holliston Mills          Delaware                   100% GCI Holding           Jackson Investment
                                                        Corporation

Wynnefield Equity I, LP      Pennsylvania               99% Jackson National       Jackson Investment
                                                        Life Insurance Company


ITEM 29. INDEMNIFICATION

Provision is made in the Company's By-Laws for indemnification by the Company of any person made or threatened to be made a party to an action or proceeding, whether civil or criminal by reason of the fact that he or she is or was a director, officer or employee of the Company or then serves or has served any other corporation in any capacity at the request of the Company, against expenses, judgments, fines and amounts paid in settlement to the full extent that officers and directors are permitted to be indemnified by the laws of the State of New York.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 30. PRINCIPAL UNDERWRITERS

(a) Jackson National Life Distributors LLC acts as general distributor for the JNLNY Separate Account IV. Jackson National Life Distributors LLC also acts as general distributor for JNLNY Separate Account I, JNLNY Separate Account II, JNL Series Trust and JNLNY Variable Fund I LLC.

(b)


(1) Name and Principal          (2) Positions and Offices with Depositor
Business Address

Michael A. Wells                 Manager
401 Wilshire Blvd.
Suite 1200
Santa Monica, CA 90401

Andrew B. Hopping                Chief Financial Officer
1 Corporate Way
Lansing, MI 48951

Clifford J. Jack                 Manager, President and Chief Executive Officer
7601 Technology Way
Denver, CO 80237

Stephen M. Ash                   Vice President
7601 Technology Way
Denver, CO 80237

Pamela Aurbach                   Vice President
7601 Technology Way
Denver, CO 80237

Jeffrey Bain                     Vice President
7601 Technology Way
Denver, CO 80237

Brad Baker                       Assistant Vice President
7601 Technology Way
Denver, CO 80237

Lawrence Barredo                 Assistant Vice President
7601 Technology Way
Denver, CO 80237

Mercedes Biretto                 Vice President
7601 Technology Way
Denver, CO 80237

James Bossert                    Senior Vice President
7601 Technology Way
Denver, CO 80237

Amy Bozic                        Regional Vice President
7601 Technology Way
Denver, CO 80237

J. Edward Branstetter, Jr.       Assistant Vice President
7601 Technology Way
Denver, CO 80237

Kristina Brendlinger             Assistant Vice President
7601 Technology Way
Denver, CO 80237

William Britt                    Regional Vice President
7601 Technology Way
Denver, CO 80237

Tori Bullen                      Senior Vice President
210 Interstate North Parkway
Suite 401
Atlanta, GA 30339-2120

Greg Cicotte                     Executive Vice President,
7601 Technology Way              National Sales Manager
Denver, CO 80237

Maura Collins                    Vice President
7601 Technology Way
Denver, CO 80237

Christopher Cord                 Assistant Vice President
7601 Technology Way
Denver, CO 80237

George Daggett                   Assistant Vice President
7601 Technology Way
Denver, CO 80237

Carl Donahue                     Assistant Vice President
7601 Technology Way
Denver, CO 80237

Paul Fitzgerald                  Senior Vice President
7601 Technology Way
Denver, CO 80237

Julia A. Goatley                 Assistant Secretary
1 Corporate Way
Lansing, MI 48951

Luis Gomez                       Vice President
7601 Technology Way
Denver, CO 80237

Kevin Grant                      Senior Vice President
7601 Technology Way
Denver, CO 80237

Rupert T. Hall, Jr.              Regional Vice President
7601 Technology Way
Denver, CO 80237

Bonnie Howe                      Vice President and General Counsel
7601 Technology Way
Denver, CO 80237

Thomas Hurley                    Senior Vice President
7601 Technology Way
Denver, CO 80237

Mark Jones                       Vice President
7601 Technology Way
Denver, CO 80237

Steve Johnson                    Regional Vice President
7601 Technology Way
Denver, CO 80237

Georgette Kraag                  Regional Vice President
7601 Technology Way
Denver, CO 80237

Steve Kluever                    Senior Vice President
7601 Technology Way
Denver, CO 80237

John Koehler                     Vice President
7601 Technology Way
Denver, CO 80237

James Livingston                 Executive Vice President
7601 Technology Way
Denver, CO 80237

Barbara Logsdon                  Assistant Vice President
7601 Technology Way
Denver, CO 80237

Doug Mantelli                    Vice President
7601 Technology Way
Denver, CO 80237

James McCorkle                   Vice President
7601 Technology Way
Denver, CO 80237

Tamu McCreary                    Assistant Vice President
7601 Technology Way
Denver, CO 80237

Brooke Meyer                     Vice President
1 Corporate Way
Lansing, MI 48951

Thomas J. Meyer                  Manager and Secretary
1 Corporate Way
Lansing, MI 48951

Megan Meyers                     Regional Vice President
7601 Technology Way
Denver, CO 80237

Jack Mishler                     Senior Vice President
7601 Technology Way
Denver, CO 80237

Diane Montana                    Assistant Vice President
7601 Technology Way
Denver, CO 80237

Tony Natale                      Assistant Vice President
38705 Seven Mile Road,
Suite 251
Livonia, MI 48152-1058

Steve Papa                       Regional Vice President
7601 Technology Way
Denver, CO 80237

Eric Palumbo                     Vice President
7601 Technology Way
Denver, CO 80237

Allison Pearson                  Assistant Vice President
7601 Technology Way
Denver, CO 80237

Jeremy Rafferty                  Assistant Vice President
7601 Technology Way
Denver, CO 80237

Alison Reed                      Vice President
7601 Technology Way
Denver, CO 80237

Traci Reiter                     Assistant Vice President
7601 Technology Way
Denver, CO 80237

Gregory B. Salsbury              Executive Vice President
7601 Technology Way
Denver, CO 80237

Marilynn Scherer                 Vice President
7601 Technology Way
Denver, CO 80237

Kathleen Schofield               Vice President
7601 Technology Way
Denver, CO 80237

Jennifer (Seamount) Miller       Vice President
7601 Technology Way
Denver, CO 80237

Daniel Starishevsky              Senior Vice President
7601 Technology Way
Denver, CO 80237

David Stebenne                   Regional Vice President
7601 Technology Way
Denver, CO 80237

Brian Sward                      Assistant Vice President
7601 Technology Way
Denver, CO 80237

Jeremy Swartz                    Assistant Vice President
7601 Technology Way
Denver, CO 80237

Robin Tallman                    Assistant Vice President
7601 Technology Way
Denver, CO 80237

Doug Townsend                    Senior Vice President and Controller and FinOp
7601 Technology Way
Denver, CO 80237

C. Ray Trueblood                 Vice President
7601 Technology Way
Denver, CO 80237

Asa Wood                         Vice President
7601 Technology Way
Denver, CO 80237

Daniel Wright                    Vice President and Chief Compliance Officer
7601 Technology Way
Denver, CO 80237

Phil Wright                      Vice President
7601 Technology Way
Denver, CO 80237

Matthew Yellott                  Assistant Vice President
7601 Technology Way
Denver, CO 80237


(c)


                        Compensation on Events Occasioning
Name of Principal       the Deduction of a Deferred Sales      Brokerage           Other
Underwriter             Load                                   Commissions         Compensation
----------------------- -------------------------------------- ------------------- -------------------------

Jackson National Life   Not Applicable                         Not Applicable      Not Applicable
Distributors LLC

ITEM 31. LOCATION OF ACCOUNTS AND RECORDS

               Jackson National Life Insurance Company of New York 2900 Westchester Avenue
               Purchase, NY 10577

               Jackson National Life Insurance Company of New York Institutional Marketing Group Service Center
               1 Corporate Way
               Lansing, MI 48951

               Jackson National Life Insurance Company of New York Annuity Service Center
               7601 Technology Way
               Denver, CO 80237

               Jackson National Life Insurance Company of New York 225 West Wacker Drive, Suite 1200
               Chicago, IL  60606

ITEM 32. MANAGEMENT SERVICES

Not Applicable

ITEM 33. FEE REPRESENTATION

Jackson National Life Insurance Company of New York represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by Jackson National Life Insurance Company of New York.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this post-effective amendment and has caused this post-effective amendment to be signed on its behalf, in the City of Lansing, and State of Michigan, on this 24th day of September, 2009.

JNLNY Separate Account IV
(Registrant)

Jackson National Life Insurance Company of New York

By:  THOMAS J. MEYER
     Thomas J. Meyer
     Senior Vice President, General Counsel,
     Secretary and Director

Jackson National Life Insurance Company of New York
(Depositor)

By:  THOMAS J. MEYER
     Thomas J. Meyer
     Senior Vice President, General Counsel,
     Secretary and Director

As required by the Securities Act of 1933, this post-effective amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

*THOMAS J. MEYER                                           September 24, 2009
Clark P. Manning, Jr.                                      Date
President and Chief Executive Officer

*THOMAS J. MEYER                                           September 24, 2009
Andrew B. Hopping,                                         Date
Executive Vice President, Chief Financial Officer and Director

*THOMAS J. MEYER                                           September 24, 2009
Herbert G. May III                                         Date
Chief Administrative Officer and Director

*THOMAS J. MEYER                                           September 24, 2009
Thomas J. Meyer                                            Date
Senior Vice President, General Counsel, Secretary and Director

*THOMAS J. MEYER                                           September 24, 2009
John H. Brown                                              Date
Vice President and Director

*THOMAS J. MEYER                                           September 24, 2009
Marianne Clone                                             Date
Vice President and Director

*THOMAS J. MEYER                                           September 24, 2009
Julia A. Goatley                                           Date
Vice President; Senior Counsel; Assistant
Secretary; Chief Compliance Officer, Separate
Accounts; Chief Risk Officer and Director

*THOMAS J. MEYER                                           September 24, 2009
Russell E. Peck                                            Date
Vice President and Director

*THOMAS J. MEYER                                           September 24, 2009
Gregory B. Salsbury                                        Date
Vice President and Director

*THOMAS J. MEYER                                           September 24, 2009
Donald B. Henderson, Jr.                                   Date
Director

*THOMAS J. MEYER                                           September 24, 2009
David C. Porteous                                          Date
Director

*THOMAS J. MEYER                                           September 24, 2009
Donald T. DeCarlo                                          Date
Director

*THOMAS J. MEYER                                           September 24, 2009
Gary A. Torgow                                             Date
Director

*THOMAS J. MEYER                                           September 24, 2009
John C. Colpean                                            Date
Director

* Thomas J. Meyer, Senior Vice President,
Secretary, General Counsel, Director and Attorney-in-Fact

                                POWER OF ATTORNEY

KNOW ALL PERSONS BY THESE PRESENTS, that each of the undersigned as directors and/or officers of JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK (the Depositor), a New York corporation, hereby appoint Clark P. Manning, Jr., Andrew
B. Hopping, Thomas J. Meyer, Patrick W. Garcy, Susan S. Rhee and Anthony L. Dowling (each with power to act without the others) his/her attorney-in-fact and agent, with full power of substitution and resubstitution, for and in his/her name, place and stead, in any and all capacities, to sign applications and registration statements, and any and all amendments, with power to affix the corporate seal and to attest it, and to file the applications, registration statements, and amendments, with all exhibits and requirements, in accordance with the Securities Act of 1933, the Securities and Exchange Act of 1934, and/or the Investment Company Act of 1940. This Power of Attorney concerns JNLNY Separate Account I (333-37175, 333-48822, 333-70384, 333-81266, 333-118370,
333-119659 and  333-137485),  JNLNY Separate  Account II (333-86933),  and JNLNY
Separate Account IV (333-109762 and 333-118132), as well as any future separate accounts the Depositor establishes through which securities, particularly variable annuity contracts and variable universal life insurance policies, are to be offered for sale. The undersigned grant to each attorney-in-fact and agent full authority to take all necessary actions to effectuate the above as fully, to all intents and purposes, as he/she could do in person, thereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may lawfully do or cause to be done by virtue hereof. This instrument may be executed in one or more counterparts.

IN WITNESS WHEREOF, the undersigned have executed this Power of Attorney as of the 2nd day of January, 2009.

CLARK P. MANNING
Clark P. Manning, Jr.
President and Chief Executive Officer

ANDREW B. HOPPING
Andrew B. Hopping
Executive Vice President, Chief Financial Officer and Director

HERBERT G. MAY
Herbert G. May III
Chief Administrative Officer and Director

THOMAS J. MEYER
Thomas J. Meyer
Senior Vice President, General Counsel and Director

JOHN H. BROWN
John H. Brown
Vice President and Director

MARIANNE CLONE
Marianne Clone
Vice President and Director

JULIA A. GOATLEY
Julia A. Goatley
Vice President, Senior Counsel, Assistant Secretary and Director

RUSSELL E. PECK
Russell E. Peck
Vice President and Director

GREGORY B. SALSBURY
Gregory B. Salsbury
Vice President and Director

DONALD B. HENDERSON
Donald B. Henderson, Jr.
Director

DAVID L. PORTEOUS
David L. Porteous
Director

DONALD T. DECARLO
Donald T. DeCarlo
Director

GARY H. TORGOW
Gary H. Torgow
Director

JOHN C. COLPEAN
John C. Colpean
Director







                                  EXHIBIT LIST

Exhibit No.     Description

k.   Opinion and Consent of Counsel, attached hereto as EX-k.

n. Consent of Independent Registered Public Accounting Firm, attached hereto as EX-n.